LEASES	12 Months Ended
Jun. 30, 2022
LEASES [Abstract]
LEASES
10.	LEASES

The Group leases office premises and vehicles in the United States. The carrying amounts of right-of-use assets (included under property, plant and equipment) and the movements during the year are in Note 7. The carrying amounts of lease liabilities (included under financial liabilities) and the movements during the year are set out in Note 9. The following are the amounts recognised in profit or loss in respect of leases:

		2022	July 20, 2020 to June 30, 2021
	Note	US$	US$
Amortisation of right-of-use assets	7	(119,706)	(8,364)
Interest expense on lease liabilities		(44,512)	(3,097)
Net amount recognised in profit or loss		(164,218)	(11,461)